Significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	10 years	10 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	45 years	45 years
Plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	3 years	3 years
Plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	30 years	30 years
Right-of-use assets | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	2 years	2 years
Right-of-use assets | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of property, plant and equipment	30 years	30 years